                                                                   Beth A. Brown
                                                               Corporate Counsel
                                                      Allstate Insurance Company
                                                             Phone: 847.402.7855
                                                               Fax: 847.402.5837
                                                     Email: bbrown2@allstate.com

VIA EDGAR TRANSMISSION

August 10, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Allstate Life Insurance Company
            Allstate Financial Advisors Separate Account I (“Registrant”)
            Registration Statement on Form N-4, File No. 333-141909
            Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the above-referenced Registrant, we hereby certify that:

1.
 The form of prospectus supplement that would have been filed under 497(e) under the Securities Act of 1933 would not have differed   from that contained in the most recent Registration Statement or amendment, and

2.	The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (847)402-7855.

Very truly yours,

/s/ BETH A. BROWN

Beth A. Brown